Other Current Liabilities - Allowance for sales discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities
Balance at beginning of year	$ 552	$ 2,180	$ 1,570
Charges to earnings	12,879	20,429	26,830
Amounts utilized	(13,224)	(22,057)	(26,220)
Balance at end of year	$ 207	$ 552	$ 2,180